Organization and Business Operations (Details) - USD ($)		1 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Oct. 19, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 28, 2021	Dec. 31, 2018
Organization and Business Operations (Details) [Line Items]
Net tangible assets				$ 678	$ 678			$ 678
Purchase price per share (in Dollars per share)									$ 3		$ 3
Total revenue									$ 0.93
Capitalized development cost								$ 700,000
Useful life								3 years
Amortization								$ 63,000
Revenues expected to be recognized								303,000
Due fee amount									2,400,000
Cash			$ 1,641,000	8,669,000	$ 8,669,000		$ 1,641,000	$ 8,669,000	$ 14,481,000
Non cancellable contracts							$ 100,000
Customer three [Member]
Organization and Business Operations (Details) [Line Items]
Customers								three customers
Total revenue								$ 0.18
Customer One [Member]
Organization and Business Operations (Details) [Line Items]
Customers									one customer
Total revenue								0.53
Customer Two [Member]
Organization and Business Operations (Details) [Line Items]
Customers									two customer
Total revenue								$ 0.27
Spartacus Acquisition Shelf Corp. [Member]
Organization and Business Operations (Details) [Line Items]
Authority to share issued (in Shares)	100		100
Common units par value (in Dollars per share)	$ 0.0001		$ 0.0001				$ 0.0001
Net tangible assets			$ 5,000,001				$ 5,000,001
Proceeds of PIPE investment			$ 250,000,000
Registration rights agreement description							The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the shares of the Company’s common stock (a) received as equity consideration by certain stockholders of the SPAC for a period of one year following the Closing, subject to early termination in the event that the closing sale price of the Company’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 150 days after the Closing and (b) received as equity consideration by certain former owners of Holdings for a period of 180 days following the Closing, subject to early termination for 50% of the shares held thereby in the event that the closing sale price of the Company’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 60 days after the Closing. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the Company’s warrants held by Sponsor and B. Riley and shares issuable upon the exercise or conversion thereof for a period of 30 days following the Closing.
Purchase price per share (in Dollars per share)			$ 10				$ 10
Due fees			$ 5,900,000
Spartacus Acquisition Shelf Corp. [Member] | PIPE Investment [Member]
Organization and Business Operations (Details) [Line Items]
Gross proceeds			205,000,000
Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Net tangible assets			$ 5,000,001				$ 5,000,001
Proceeds of PIPE investment				(516,309)
Gross proceeds		$ 200,000,000		$ 200,000,000
Description of warrant		Each Unit consists of one share of Class A common stock (“public share(s)”), and one-half of one redeemable warrant (“Public Warrants”). Each whole warrant entitles the holder thereof to purchase one share of Class A common stock, par value $0.0001 per share (“Class A common stock”), at a price of $11.50 per share, subject to adjustment as described in the IPO. Only whole warrants are exercisable.
Offering costs		$ 604,606
Warrant outstanding amount		10,911,703
Minimum percentage of trust account required for business combination					80.00%		80.00%
Percentage of outstanding voting securities			50.00%	50.00%	50.00%		50.00%	50.00%
Description of business acquisition					the closing of the IPO on October 19, 2020, an amount equal to at least $10.15 per Unit sold in the IPO was held in a trust account (“Trust Account”), to be invested only in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations.		the closing of the IPO on October 19, 2020, an amount equal to at least $10.15 per Unit sold in the IPO was held in a trust account (“Trust Account”), to be invested only in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations.
Initial business combination redeem percentage			100.00%	100.00%	100.00%		100.00%	100.00%
Trust account price per share (in Dollars per share)			$ 10.15	$ 10.15	$ 10.15		$ 10.15	$ 10.15
Net tangible assets			$ 5,000,001	$ 5,000,001	$ 5,000,001		$ 5,000,001	$ 5,000,001
Possible dissolution expenses					$ 100,000		100,000
Consummation of transactions, description						Consummation of the Transactions is subject to customary conditions of the respective parties, including, among others, that (i) there being no law or injunction prohibiting consummation of the Transactions; (ii) the Transactions be approved by the Company’s stockholders; (iii) all applicable waiting periods and any extensions thereof under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the rules and regulations promulgated thereunder will have expired or been terminated; (iv) the Registration Statement on Form S-4 of Shelf containing the proxy statement/prospectus for the Company’s special meeting of stockholders will have become effective; (v) receipt of consent to the Transactions from the Federal Communications Commission; (vi) the Company will have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act immediately following the closing of the Transaction (the “Closing”) (after giving effect to the redemption of any public shares by the Company’s public stockholders); and (vii) the Shelf common stock shares and warrants to be issued in connection with the Transactions shall have been approved for listing on The Nasdaq Stock Market LLC (“Nasdaq”).
Proceeds of the PIPE Investment							$ 250,000,000
Registration rights agreement, description							(a) received as equity consideration by certain stockholders of the Company for a period of one year following the Closing, subject to early termination in the event that the closing sale price of Shelf’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 150 days after the Closing and (b) received as equity consideration by certain former owners of Holdings for a period of 180 days following the Closing, subject to early termination for 50% of the shares held thereby in the event that the closing sale price of Shelf’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 60 days after the Closing. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the Company’s warrants held by Sponsor and B. Riley and shares issuable upon the exercise or conversion thereof for a period of 30 days following the Closing.
Purchase price per share (in Shares)						10
Aggregate gross proceeds						$ 205,000,000
Due fee amount						5,900,000
Operating bank account							$ 36,141
Working capital			(1,859,640)				(1,859,640)
Aggregate of shares percentage					15.00%
Cash			$ 36,141	$ 1,007,130	$ 1,007,130		$ 36,141	$ 1,007,130
NextNav [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							300,050,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Underwriting discount		$ 4,000,000
IPO [Member] | Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Number of units (in Shares)		20,000,000
Per unit price (in Dollars per share)		$ 10
Gross proceeds		$ 200,000,000
Transaction costs		11,516,309
Underwriting discount		4,000,000
Deferred underwriters discount		7,000,000
Other offering costs		$ 516,309
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Purchase price per share (in Dollars per share)										$ 10
Private Placement Warrants [Member] | Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Purchase price per share (in Dollars per share)		$ 9.46		$ 10.06	$ 10.06			$ 10.06
Number of units (in Shares)		8,750,000
Per unit price (in Dollars per share)		$ 1
Gross proceeds		$ 8,750,000
Aggregate gross proceeds		$ 8,750,000
Class A Common Stock [Member] | Spartacus Acquisition Shelf Corp. [Member] | PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Purchase of shares (in Shares)			20,500,000
Class A Common Stock [Member] | Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Common units par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
PIPE Investors						$ 20,500,000
Price per share (in Dollars per share)		$ 11.5
Preferred Stock [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							107,950,000
Class C Redeemable Preferred Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							13,400,000
Class D Redeemable Preferred Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							94,550,000
Class A-1 Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							128,508,093
Class B-1 Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							5,199,202
Class B-2 Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							250,000
Class B-3 Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							250,000
Class B-4 Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							4,500,000
Sponsor [Member] | Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Initial business combination redeem percentage			100.00%	100.00%	100.00%		100.00%	100.00%
Common Units [Member]
Organization and Business Operations (Details) [Line Items]
Common units par value (in Dollars per share)			$ 0.0001				$ 0.0001
Authorized units (in Shares)							192,100,000
Common Units [Member] | Board of Directors Chairman [Member]
Organization and Business Operations (Details) [Line Items]
Authorized units (in Shares)							(53,392,705)
Common Units [Member] | Class A Common Stock [Member] | Spartacus Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Number of units (in Shares)				20,000,000
Gross proceeds				$ 2,000